U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:
      Conseco Variable Insurance - Separate Account L
      9920 Corporate Campus Dr., Suite 1000
      Louisville, KY 40223

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2.    Name of each  series or class of  securities  for which this Form is filed
      (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.    Investment Company Act File Number: 811-10271

      Securities Act File Number: 333-53462

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4(a). Last day of fiscal year for which this Form is filed: December 31, 2008

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4(b). |_|   Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). |_|   Check box if this is the last time the  issuer  will be filing  this
            Form.

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

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold                       $3,321
            during the fiscal year pursuant to                            ------
            section 24(f):

      (ii)  Aggregate price of securities redeemed or   $3,309
            repurchased during the fiscal year:         ------

      (iii) Aggregate price of shares redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the            $ 0
            Commission:                                 ---


      (iv)  Total available redemption credits [add                       $3,309
            items 5(ii) and 5(iii)]:                                      ------

      (v)   Net sales -- if Item 5(i) is greater than                     $12
            Item 5(iv) [subtract Item 5(iv) from                          ---
            Item 5(i)]:

      --------------------------------------------------------
      (vi)  Redemption credits available for use in
            future years -- if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from        $ 0
            Item 5(i)]:                                 ---
      --------------------------------------------------------

      (vii) Multiplier for determining registration
            fee (See Instruction C.9):
                                                                      x .0000558
                                                                        --------

      (viii)Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is due):             = $ 0
                                                                        ---

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.    Interest  due -- if this Form is being  filed  more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                          + $
                                                                            ----

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8.    Total of the  amount of the  registration  fee due plus any  interest  due
      [line 5(viii) plus line 7]:

                                                                          = $ 0
                                                                            ---

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9.    Date  the  registration  fee  and any  interest  payment  was  sent to the
      Commission's lockbox depository:

      Method of Delivery:

            |_|   Wire Transfer

            |_|   Mail or other means

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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                            /s/ Craig A. Hawley
                                                     ---------------------------
                                                     Craig A. Hawley
                                                     General Counsel & Secretary

Date

  *Please print the name and title of the signing officer below the signature.